Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Benefit from Income Taxes

The components of the benefit from income taxes consist of the following (in thousands):

	Year Ended December 31,
	2024	2023
Deferred:
Deferred benefit	$2,585	$5,776
Deferred tax asset valuation allowance	(2,585)	(5,776)
Total benefit from income taxes	$—	$—

Schedule of Effective Tax Rate to the Statutory Federal Income Tax Rate

A reconciliation of the Company’s effective tax rate to the statutory federal income tax rate is as follows:

	Year Ended December 31,
	2024	2023
Tax benefit at statutory rate	21.0%	21.0%
State income taxes, net of federal benefit	0.2%	1.5%
Permanent items	(0.6)%	(11.8)%
Federal business credits	(0.8)%	(0.4)%
Valuation allowance	(14.9)%	(10.3)%
Other	(4.9)%	—%
Effective income tax rate	—%	—%

Schedule of Deferred Tax Assets and Liabilities

The components of deferred tax assets and liabilities consisted of the following (in thousands):

	Year Ended December 31,
	2024	2023
Deferred tax assets:
Net operating loss carryforwards	$43,283	$41,156
Startup/organization costs	3,130	3,865
Tax credits	1,828	1,960
Capitalized research and development	3,720	—
Other	1,251	3,685
Total deferred tax assets	53,212	50,666
Valuation allowance	(52,779)	(50,228)
Net total deferred tax assets	433	438
Deferred tax liabilities:
Derivative instruments	(194)	(418)
Other	(239)	(20)
Total deferred tax liabilities	(433)	(438)
Net deferred tax assets	$—	$—

Schedule of Tax Contingencies

The reconciliation of tax contingencies is as follows (in thousands):

	Year Ended December 31,
	2024	2023
Gross tax contingencies - January 1	$516	$545
Gross decreases for current year	—	(29)
Gross increases for current year	964	—
Gross tax contingencies - December 31	$1,480	$516